Note 6 - Intangible Assets and Goodwill - Schedule of Intangible Assets and Goodwill (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Accumulated amortization	$ (308,217)	$ (131,973)	$ (131,973)
Accumulated amortization, additions	(132,183)	(132,183)
Accumulated amortization	(440,400)	(264,156)	(308,217)
Intangible assets with estimated useful lives	901,783	1,078,027	1,078,027
Intangible assets with estimated useful lives	769,600	945,844	901,783
Net identifiable intangible assets	1,181,783	1,358,027	1,358,027
Net identifiable intangible assets	1,049,600	1,225,844	1,181,783
Trade Names [Member]
Intangible assets with indefinite lives	280,000	280,000	280,000
Intangible assets with indefinite lives	$ 280,000	$ 280,000	$ 280,000
Customer Relationships [Member]
Useful life (Year)	8 years	8 years	6 years 4 months 24 days
Finite lived intangible assets, gross	$ 1,090,000	$ 1,090,000	$ 1,090,000
Finite lived intangible assets, gross	$ 1,090,000	$ 1,090,000	$ 1,090,000
Noncompete Agreements [Member]
Useful life (Year)	3 years	3 years	3 years
Finite lived intangible assets, gross	$ 120,000	$ 120,000	$ 120,000
Finite lived intangible assets, gross	$ 120,000	$ 120,000	$ 120,000